Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Liabilities

Other liabilities at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Current liabilities
Withholdings	~~W~~	40,190	63,766
Unearned revenues		8,776	12,225

	~~W~~	48,966	75,991

Non-current liabilities
Long-term accrued expenses	~~W~~	65,616	70,561
Long-term other accounts payable		3,530	2

	~~W~~	69,146	70,563